Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2007
Income Tax Contingency [Line Items]
Tax benefit from employee stock plans		$ 2,773	$ 30	$ 18,561
Income tax rate at full distribution of taxable income (percent)		0.00%
Percetage of taxable income distributed		100.00%	100.00%
Federal income tax rate (percent)		35.00%	35.00%	35.00%
Foreign earnings repatriated	$ 63,700
Tax basis of REIT assets in excess of balance sheet	1,153,900	$ 1,153,900
Net operating loss carryforwards, annual limitation		The analysis indicated that an ownership change occurred during fiscal year 2002, which resulted in an annual limitation of approximately $819,000 for NOL carryforwards generated prior to 2003. Therefore, the Company substantially reduced its federal and state NOL carryforwards for the periods prior to 2003 to approximately $16,400,000.
Operating loss carryforwards	$ 468,064	$ 468,064
Common stock issued	71,817,430	71,817,430	62,134,894
Net operating loss carryforwards attributable to excess employee stock option deductions		$ 3,021
Unrecognized tax benefits decreased, interest and penalties accrued	$ (675)	(675)	$ 1,701	$ 3,126
Unrecognized tax benefits, interest and penalties accrued	4,411	4,411	$ 3,736
Unrecognized tax benefits that would impact effective tax rate	72,187	72,187
Internal Revenue Code
Income Tax Contingency [Line Items]
Common stock issued					4,211,939
Tax Periods Prior to 2003
Income Tax Contingency [Line Items]
Net operating loss carryforwards, annual limitation on use		819
Tax Periods Prior to 2003 | Domestic and state tax authority
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 16,400	$ 16,400